NEWBUILDINGS	12 Months Ended
Dec. 31, 2017
NEWBUILDINGS [Abstract]
NEWBUILDINGS

17.	NEWBUILDINGS

Movements in the three years ended December 31, 2017 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2014	227,050
Additions, net, continuing basis	677,103
Newbuildings acquired upon the Merger	16,523
Newbuildings acquired from related party	1,927
Newbuildings sold to Avance Gas	(517,398)
Transfer to Vessels and equipment, net	(133,429)
Interest capitalized, continuing basis	5,989
Cancellations	(11,532)
Balance at December 31, 2015	266,233
Additions, net, continuing basis	614,116
Transfer to Vessels and equipment, net	(532,766)
Interest capitalized, continuing basis	6,994
Cancellations	(46,253)
Balance at December 31, 2016	308,324
Additions, net, continuing basis	707,988
Transfer to Vessels and equipment, net	(941,388)
Interest capitalized, continuing basis	4,678
Balance at December 31, 2017	79,602

The following table sets forth certain details of our newbuildings delivered in the years ended December 31, 2017 and December 31, 2016:

(in thousands of $)
Vessel name	Vessel type	Date of delivery

Front Classic	Suezmax	January 2017
Front Vega	LR2/ Aframax	January 2017
Front Antares	LR2/ Aframax	January 2017
Front Duchess	VLCC	February 2017
Front Clipper	Suezmax	March 2017
Front Crystal	Suezmax	April 2017
Front Sirius	LR2/ Aframax	April 2017
Front Coral	Suezmax	May 2017
Front Cosmos	Suezmax	June 2017
Front Castor	LR2/ Aframax	June 2017
Front Cascade	Suezmax	July 2017
Front Earl	VLCC	July 2017
Front Pollux	LR2/ Aframax	August 2017
Front Capella	LR2/ Aframax	September 2017
Front Prince	VLCC	September 2017

Front Cheetah	LR2/ Aframax	January 2016
Front Ocelot	LR2/ Aframax	January 2016
Front Cougar	LR2/ Aframax	March 2016
Front Lynx	LR2/ Aframax	March 2016
Front Leopard	LR2/ Aframax	May 2016
Front Jaguar	LR2/ Aframax	June 2016
Front Challenger	Suezmax	August 2016
Front Altair	LR2/ Aframax	September 2016
Front Duke	VLCC	September 2016
Front Crown	Suezmax	September 2016

As at December 31, 2015, the Company's newbuilding program comprised six VLCCs, eight Suezmax tankers and fourteen LR2/Aframax newbuildings.

In June 2016, the Company acquired two VLCC newbuildings under construction at Hyundai Heavy Industries at a purchase price of $84.0 million each. The Front Duke was delivered to the Company in September 2016 and the Front Duchess was delivered to the Company in February 2017. In June 2016, the Company also acquired options for two VLCC newbuildings, which lapsed in August 2016.

In October 2016, the Company entered into an agreement with STX to terminate the contracts for four VLCC newbuildings due for delivery in 2017. The contracted price of these vessels was $364.3 million, of which the Company has paid installments of $45.5 million. Following the contract terminations, the Company has been released of any and all obligations relating to the contracts, and has received all installment payments made to STX, less a $0.5 million cancellation fee per vessel. The Company recorded a loss of $2.8 million related to the contract terminations in the third quarter of 2016.

As of December 31, 2016, the Company's newbuilding program comprised three VLCCs, six Suezmax tankers and seven LR2/Aframax tanker newbuildings.

In February 2017, the Company acquired two VLCC newbuilding under construction at Daewoo Shipbuilding & Marine Engineering at a net purchase price of $77.5 million. One vessel was delivered in September 2017 and the other vessel is due for delivery in January 2018.

In April 2017, the Company ordered two VLCC newbuildings to be built at Hyundai Samho Heavy Industries. The vessels are due for delivery in December 2018 and April 2019. The Company’s options for two additional sister vessels have lapsed.

As of December 31, 2017, the Company's newbuilding program comprised four VLCCs and one LR2/Aframax tanker newbuildings.